Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 12 - LEASES:

The Group enters into operating leases of research and development facilities, production facilities and executive offices in Israel, production facilities in Germany, buildings, equipment, leases in France, and offices in the United States and China, under several lease agreements. Vision also enters into financing leases of production equipment, machines and molds in France.

The lease agreements for the facilities in Israel are denominated in NIS and linked to the Israeli consumer price index (“CPI”). The lease agreements in Germany and France are denominated in Euro. The lease agreements for the facilities in the United States are denominated in USD. The lease agreements for the facilities in the China are denominated in RMB.

The remaining lease terms are up to 10 years as of December 31, 2024, including the option to extend the lease period. Vision has an option to purchase the production equipment at the end of the lease.

In addition, the Company provided a rental security in the form of restricted bank deposit of total $139, and rental securities in the form of restricted deposit of total $89, in order to secure the lease agreements.

The Company entered into operating lease agreements in connection with the leasing of several vehicles. The lease periods are generally for three years and the payments are linked to the Israeli CPI or are denominated in Euro. To secure the terms of the lease agreements in Israel, the Company has made certain prepayments to the leasing company, representing approximately three months of lease payments. These amounts have been recorded as part of the operating lease right to use assets.

Operating lease costs for the years ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31
	2024	2023
Fixed payments and variable payments that depend on an index or rate:
Equipment leases	$373	$646
Office and operational spaces lease expenses	1,225	2,090
Vehicle lease expenses	121	151
Total	$1,719	$2,887

Additional information for the years ended December 31, 2024 and 2023:

	Year Ended December 31
	2024	2023
Variable lease cost (included in the operating lease costs)	$81	$54

Operating cash flows, for amounts included in the measurement of lease liabilities are as follows:

	Year Ended December 31
	2024	2023
Equipment leases	$448	$705
Office and operational spaces lease expenses	$1,441	$2,037
Vehicle lease expenses	$143	$150

Supplemental information related to operating leases is as follows:

	December 31
	2024	2023
Operating lease right-of-use assets	$10,515	$12,377
Operating lease liabilities	$9,843	$11,606
Weighted average remaining lease term	3.6	2.7
Weighted average discount rate	15.68%	12.29%

Financing lease costs for the years ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31
	2024	2023
Amortization of right of use assets	$118	$273
Interest on lease liabilities	9	10
Total	$127	$283

As of December 31, 2024, the Company has not entered into lease agreements that include options to extend them that are not included in the measurement of the lease liability.

Maturities of lease liabilities are as follows:

	Operating leases	Financing leases
2025	$2,729	$61
2026	2,428	24
2027	1,710	22
2028	1,580	28
2029 and thereafter	4,049	-
Total lease payments	12,496	135
Less imputed interest	2,653	47
Total lease liabilities	$9,843	$88